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                         VAN KAMPEN SERIES FUND, INC.,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN EQUITY GROWTH FUND

                          SUPPLEMENT DATED MAY 2, 2008
                                     TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                             DATED OCTOBER 31, 2007
                                    AND THE
                           CLASS I SHARES PROSPECTUS
                             DATED OCTOBER 31, 2007

The Prospectus is hereby supplemented as follows:

     On May 2, 2008, shareholders of Van Kampen Select Growth Fund (the "Select Growth Fund") voted to approve the reorganization of the Select Growth Fund into Van Kampen Equity Growth Fund (the "Equity Growth Fund"). It is anticipated that the reorganization will close on or about June 6, 2008 (the "Closing Date"). On the Closing Date, the Select Growth Fund will transfer to the Equity Growth Fund all of its assets and liabilities and the Equity Growth Fund will in turn transfer to the Select Growth Fund a number of its Class A Shares, Class B Shares, Class C Shares and Class I Shares equal in value to the value of the net assets of the Select Growth Fund transferred to the Equity Growth Fund as of the Closing Date. The Select Growth Fund expects to distribute the Class A Shares, Class B Shares, Class C Shares and Class I Shares of the Equity Growth Fund to its shareholders promptly after the Closing Date and then dissolve pursuant to a plan of dissolution adopted by its Board of Trustees. In the interim, existing shareholders of the Select Growth Fund may continue to purchase shares of the Select Growth Fund until close of business on June 5, 2008. As of the close of business on June 5, 2008, the transfer books of the Select Growth Fund will be closed and no further purchases of the Select Growth Fund will be permitted. Only redemption requests and transfer instructions received in proper form by the close of business on June 5, 2008 will be fulfilled by the Select Growth Fund. Redemption requests or transfer instructions received by the Select Growth Fund after that date and time will be treated as requests for the redemption or instructions for the transfer of the shares of the Equity Growth Fund credited to the accounts of the shareholders of the Select Growth Fund.
               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                    EQGSPT1 5/08